Accrued Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Compensation Related Costs [Abstract]
Unpaid principal amounts are shown as Long-Term Liabilities
	Accrued Compensation	Accrued Interest

Balance as at December 31, 2011	$810,096	$339,323
Additions 2012	200,000	103,315
Subtractions 2012	—	—
Balance as at December 31, 2012	1,010,096	442,638
Additions 2013	116,667	73,168
Subtractions 2013	(1,126,763)	(515,806)
Balance as at December 31, 2013	$—	$—